Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade Receivables

	2018		2017		2016
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Accounts receivable and related parties(1)(2)	23,508	75,422	2,210	41,972	87	34,729
Provision for doubtful trade receivables	—	(2,776)	—	(1,323)	—	(1,084)

	23,508	72,646	2,210	40,649	87	33,645

(1)	See Note 31 for information about related parties.
(2)	See Note 19 for information about credits for contracts included in trade receivables.

Summary of Changes in Provision for Doubtful Trade Receivables

Changes in the provision for doubtful trade receivables

	2018	2017	2016
Balance at beginning of year	1,323	1,084	848

Modification of balance at beginning of the fiscal year (1)	425	—	—

Balance at beginning of the fiscal year	1,748	1,084	848

Increases charged to expenses	444	222	197
Decreases charged to income	(91)	(194)	(28)
Translation differences	607	92	67
Result from net monetary position(2)	92	—	—
Other movements	(24)	119	—

Balance at end of period	2,776	1,323	1,084

(1)	Corresponds to the change in the accounting policy described in detail in Note 2.b.26.
(2)	Includes adjustment for inflation of opening balances which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.